Consolidated Statements Of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss	$ (100,943)	$ (18,455)
Items not requiring cash and cash equivalents:
Depreciation and amortization	128,287	87,622
Equity earnings from associates and joint ventures	(4,719)	(671)
Deferred income taxes (Note 21)	3,265	43,422
Share-based compensation expense (Note 25)	16,162	12,937
Gain on disposal of property, plant and equipment (Note 10)	(199)	(135)
Impairment on property, plant and equipment and energy infrastructure assets (Note 10)	1,233	537
Impairment of goodwill (Note 15)	48,000
Adjustments to reconcile profit (loss) other than changes in working capital	91,086	125,257
Net change in working capital and other (Note 31)	(71,318)	82,937
Cash provided by operating activities	19,768	208,194
Investing Activities
Net cash acquired from Acquisition (Note 7)	133,218
Additions to:
Property, plant and equipment (Note 10)	(8,043)	(5,154)
Energy infrastructure assets (Note 10)	(107,797)	(52,187)
Proceeds on disposal of:
Property, plant and equipment (Note 10)	416	220
Energy infrastructure assets (Note 10)	15,907	4,670
Investment in associates and joint ventures	(5,950)	(130)
Dividends received from associates and joint ventures	3,094
Net change in accounts payable related to the addition of property, plant and equipment, and energy infrastructure assets	12,403	3,720
Cash provided by (used in) investing activities	43,248	(48,861)
Financing Activities
Net proceeds from the Revolving Credit Facility (Note 19)	464,624
Issuance of the Notes (Note 19)	797,629
Issuance of the Term Loan (Note 19)	207,062
Repayment of assumed debt on Acquisition (Note 7)	(1,022,112)
Repayment of the Notes (Note 19)	(285,722)	(40,000)
Repayment of the Bank Facility (Note 19)	(31,213)	(53,891)
Net proceeds from (repayment of) the Asset-Based Facility (Note 19)	(39,295)	36,916
Dividends	(8,969)	(7,171)
Lease liability principal repayment (Note 20)	(15,758)	(14,215)
Stock option exercises (Note 22)	260
Deferred transaction costs	(54,652)	(2,095)
Cash provided by (used in) financing activities	11,854	(80,456)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	6,148	(1,795)
Increase in cash and cash equivalents	81,018	77,082
Cash and cash equivalents, beginning of period	172,758	95,676
Cash and cash equivalents, end of period	$ 253,776	$ 172,758